Earnings Per Share - Summary of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Earnings per share
Earnings per share, basic	£ 1.421	£ 1.512	£ 2.800
Earnings per share - diluted	£ 1.416	£ 1.507	£ 2.789
Earnings per share - basic, Earnings	£ 3,250	£ 3,457	£ 6,400
Earnings per share - diluted, Earnings	£ 3,250	£ 3,457	£ 6,400
Earnings per share - basic, Shares	2,287	2,286	2,286
Earnings per share - diluted, Shares	2,296	2,294	2,295
Adjusted earnings per share
Adjusted earnings per share - basic	£ 1.548	£ 1.583	£ 3.330
Adjusted earnings per share - diluted	£ 1.542	£ 1.578	£ 3.317
Adjusted earnings per share - basic, Earnings	£ 3,540	£ 3,619	£ 7,613
Adjusted earnings per share - diluted, Earnings	£ 3,540	£ 3,619	£ 7,613
Adjusted earnings per share - basic, Shares	2,287	2,286	2,286
Adjusted earnings per share - diluted, Shares	2,296	2,294	2,295
Headline earnings per share
Headline earnings per share - basic	£ 1.447	£ 1.519	£ 2.955
Headline earnings per share - diluted	£ 1.442	£ 1.514	£ 2.944
Headline basic earnings per share, Earnings	£ 3,310	£ 3,473	£ 6,756
Headline diluted earnings per share, Earnings	£ 3,310	£ 3,473	£ 6,756
Headline earnings per share - basic, Shares	2,287	2,286	2,286
Headline earnings per share - diluted, Shares	2,296	2,294	2,295